Supplementary Information to the Statements of Operations and Cash Flows (Tables)	12 Months Ended
Mar. 31, 2011
Supplementary Information to the Statements of Operations and Cash Flows
Detailed Schedule of Research and Development, Advertising, Shipping and Handling, and Depreciation Costs Charged to Income

	Yen (millions)
	2011	2010	2009
Research and development costs	527,798	476,903	517,913
Advertising costs	156,894	150,866	174,939
Shipping and handling costs	145,315	129,114	146,920
Depreciation	284,244	251,839	325,835

Schedule of Cash Paid for Interest and Income Taxes, and Noncash Investing and Financial Activities

	Yen (millions)
	2011	2010	2009
Cash paid:
Interest	28,308	26,301	19,627
Income taxes	75,872	51,441	95,198
Noncash investing and financing activities:
Capital leases	5,777	37,505	12,235